MORGAN STANLEY GLOBAL FIXED INCOME OPPORTUNITIES FUND

522 Fifth Avenue

New York, New York 10036

VIA EDGAR

January 12, 2016

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                             Morgan Stanley Global Fixed Income Opportunities Fund

File Nos. 033-44782; 811-06515

Ladies and Gentlemen:

On behalf of Morgan Stanley Global Fixed Income Opportunities Fund (“Registrant”), we hereby submit for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, exhibits containing interactive data format risk/return summary information for the Registrant. These exhibits contain the risk/return summary information in the prospectus for the Registrant dated February 27, 2015. The purpose of this filing is to submit the XBRL information from the 497(e) filing dated December 22, 2015 for the Registrant.

If you have any questions, please feel free to contact me at 212.296.6982 (tel) or 212.404.4691 (fax).

Very truly yours,

/s/ Edward J. Meehan, Jr.
Edward J. Meehan, Jr.
Assistant Secretary

Enclosures
cc: Joseph C. Benedetti